Borrowings and debt - Schedule of amounts recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Borrowings and debt
Payments of lease liabilities	$ 1,227	$ 1,114	$ 1,072
Interest on lease liabilities	(810)	(862)	(912)
Income from sub-leasing right-of-use assets	$ 227	$ 265	$ 277